Schedule of Investments
March 31, 2025
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–98.96%
Australia–5.93%
Goodman Group	129,390	$2,322,114
National Storage REIT	346,848	484,233
Scentre Group	671,976	1,421,763
Stockland	445,540	1,374,738
		5,602,848
Canada–1.94%
Canadian Apartment Properties REIT	14,053	421,282
Chartwell Retirement Residences	60,934	710,519
Choice Properties REIT	72,691	704,659
		1,836,460
France–2.30%
Gecina S.A.	6,282	589,462
Klepierre S.A.	22,349	748,059
Unibail-Rodamco-Westfield SE	9,895	834,252
		2,171,773
Germany–2.22%
LEG Immobilien SE	10,742	759,305
Sirius Real Estate Ltd.	587,626	640,319
Vonovia SE	26,011	699,964
		2,099,588
Hong Kong–2.38%
Hongkong Land Holdings Ltd.	116,800	503,454
Link REIT	164,300	769,937
Sun Hung Kai Properties Ltd.	63,000	600,242
Wharf Real Estate Investment Co. Ltd.	153,000	371,503
		2,245,136
Japan–9.09%
Activia Properties, Inc.	230	521,174
Advance Residence Investment Corp.	529	504,290
GLP J-Reit	838	674,146
Invincible Investment Corp.	939	395,679
Japan Metropolitan Fund Investment Corp.	1,203	767,376
Mitsubishi Estate Co. Ltd.	19,400	317,111
Mitsui Fudosan Co. Ltd.	284,800	2,550,405
Nippon Accommodations Fund, Inc.	800	581,086
Nippon Prologis REIT, Inc.	391	603,419
ORIX JREIT, Inc.	318	374,037
Sumitomo Realty & Development Co. Ltd.	34,700	1,303,800
		8,592,523
Netherlands–1.05%
CTP N.V.(a)	55,322	991,835
Singapore–2.87%
CapitaLand Ascendas REIT	240,600	475,388
CapitaLand Integrated Commercial Trust	613,633	953,556
CapitaLand Investment Ltd.	205,200	415,017
Keppel DC REIT	308,500	491,444
Shares		Value
Singapore–(continued)
Mapletree Logistics Trust	391,000	$379,996
		2,715,401
Spain–0.93%
Cellnex Telecom S.A.(a)	9,777	347,560
Merlin Properties SOCIMI S.A.	49,936	532,648
		880,208
Sweden–1.31%
Fastighets AB Balder, Class B(b)(c)	135,082	846,455
Wihlborgs Fastigheter AB	40,272	395,591
		1,242,046
United Kingdom–2.86%
British Land Co. PLC (The)	129,139	618,306
LondonMetric Property PLC	304,749	723,648
Segro PLC	93,144	833,064
Unite Group PLC (The)	50,189	528,167
		2,703,185
United States–66.08%
Agree Realty Corp.	18,334	1,415,202
American Healthcare REIT, Inc.	35,021	1,061,136
American Homes 4 Rent, Class A(c)	48,514	1,834,314
American Tower Corp.	2,131	463,706
Americold Realty Trust, Inc.	26,208	562,424
Brixmor Property Group, Inc.(c)	75,315	1,999,613
Camden Property Trust	4,588	561,112
CubeSmart(c)	39,138	1,671,584
Digital Realty Trust, Inc.(c)	20,558	2,945,756
Equinix, Inc.	7,429	6,057,235
Equity LifeStyle Properties, Inc.(c)	40,323	2,689,543
Equity Residential	40,426	2,893,693
Essential Properties Realty Trust, Inc.(c)	65,978	2,153,522
Extra Space Storage, Inc.	9,107	1,352,298
First Industrial Realty Trust, Inc.	39,124	2,111,131
Gaming and Leisure Properties, Inc.(c)	50,742	2,582,768
Healthpeak Properties, Inc.	104,300	2,108,946
Invitation Homes, Inc.	57,764	2,013,075
Kimco Realty Corp.(c)	60,621	1,287,590
Outfront Media, Inc.(c)	29,732	479,875
Prologis, Inc.	44,011	4,919,990
Public Storage	3,346	1,001,424
Realty Income Corp.	35,007	2,030,756
Regency Centers Corp.(c)	33,264	2,453,553
Rexford Industrial Realty, Inc.(c)	27,668	1,083,202
Simon Property Group, Inc.	18,839	3,128,781
UDR, Inc.(c)	26,518	1,197,818
Vornado Realty Trust(c)	48,339	1,788,060
Welltower, Inc.(c)	43,251	6,626,486
		62,474,593
Total Common Stocks & Other Equity Interests (Cost $88,598,750)		93,555,596
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Global Real Estate Fund

Shares		Value
Money Market Funds–0.59%
Invesco Government & Agency Portfolio, Institutional Class, 4.29%(d)(e)	197,892	$197,892
Invesco Treasury Portfolio, Institutional Class, 4.25%(d)(e)	367,512	367,512
Total Money Market Funds (Cost $565,404)		565,404
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-99.55% (Cost $89,164,154)		94,121,000
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–21.52%
Invesco Private Government Fund, 4.34%(d)(e)(f)	5,647,186	5,647,186
Shares		Value
Money Market Funds–(continued)
Invesco Private Prime Fund, 4.46%(d)(e)(f)	14,692,013	$14,696,420
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $20,343,606)		20,343,606
TOTAL INVESTMENTS IN SECURITIES—121.07% (Cost $109,507,760)		114,464,606
OTHER ASSETS LESS LIABILITIES–(21.07)%		(19,924,213)
NET ASSETS–100.00%		$94,540,393
Investment Abbreviations:
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
March 31, 2025 was $1,339,395, which represented 1.42% of the Fund’s Net Assets.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at March 31, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended March 31, 2025.

	Value December 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value March 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1	$2,445,414	$(2,247,523)	$-	$-	$197,892	$4,400
Invesco Treasury Portfolio, Institutional Class	-	4,541,484	(4,173,972)	-	-	367,512	8,107
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	3,309,448	26,994,142	(24,656,404)	-	-	5,647,186	55,904*
Invesco Private Prime Fund	8,583,529	56,554,415	(50,441,524)	-	-	14,696,420	149,949*
Total	$11,892,978	$90,535,455	$(81,519,423)	$-	$-	$20,909,010	$218,360

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of March 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Global Real Estate Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$5,602,848	$—	$5,602,848
Canada	1,836,460	—	—	1,836,460
France	—	2,171,773	—	2,171,773
Germany	—	2,099,588	—	2,099,588
Hong Kong	—	2,245,136	—	2,245,136
Japan	—	8,592,523	—	8,592,523
Netherlands	—	991,835	—	991,835
Singapore	—	2,715,401	—	2,715,401
Spain	—	880,208	—	880,208
Sweden	—	1,242,046	—	1,242,046
United Kingdom	—	2,703,185	—	2,703,185
United States	62,474,593	—	—	62,474,593
Money Market Funds	565,404	20,343,606	—	20,909,010
Total Investments	$64,876,457	$49,588,149	$—	$114,464,606
Invesco V.I. Global Real Estate Fund